Acquisitions (Fortenova) (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2021
Disclosure of detailed information about business combination [line items]
Net cash consideration (received)/paid	€ (0.4)	€ 640.9	€ 113.0
Assets	6,326.1	6,170.8
Liabilities	3,719.9	€ 3,871.8
Fortenova Group
Disclosure of detailed information about business combination [line items]
Cash transferred				€ 641.6
Net cash consideration (received)/paid	1.5
Impairment loss recognised in profit or loss, goodwill	€ 0.6
Identifiable intangible assets recognised as of acquisition date				301.9
Property, plant and equipment recognised as of acquisition date				95.0
Current assets recognised as of acquisition date				71.1
Cash and cash equivalents recognised as of acquisition date				43.6
Inventory recognised as of acquisition date				46.9
Deferred tax assets recognised as of acquisition date				14.8
Assets				573.3
Current liabilities recognised as of acquisition date				62.1
Non-current liabilities recognised as of acquisition date				16.6
Deferred tax liabilities recognised as of acquisition date				47.7
Liabilities				126.4
Identifiable assets acquired (liabilities assumed)				(446.9)
Consideration transferred, acquisition-date fair value				641.6
Goodwill recognised as of acquisition date				€ 194.7